ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Tables)	9 Months Ended
Sep. 30, 2017
ADVANCES TO SUPPLIERS, NET - THIRD PARTY [Abstract]
Schedule of Advances to Suppliers

	2016	2017
	December 31	September 30
	RMB	RMB
Advances to suppliers - current	333,291,005	615,218,757
Provision for advances to suppliers	(7,524,746)	(7,524,746)
Advances to suppliers, net	325,766,259	607,694,011